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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment No.: _______

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Camden Partners Holdings, LLC
Address: 500 East Pratt Street
         Suite 1200
         Baltimore, Maryland 21202

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Donald W. Hughes
Title: Chief Financial Officer
Phone: 410-878-6800

Signature, Place, and Date of Signing:


/s/ Donald W. Hughes,           Baltimore, Maryland,       February 12, 2008
-----------------------------   ------------------------   ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:        $246,481
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
          Column 1              Column 2    Column 3  Column 4      Column 5       Column 6  Column 7        Column 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        Value   Shrs or  Sh/ Put/ Investment   Other     Voting Authority
       Name of Issuer        Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers Sole   Shared   Other
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ------
PHC INC MASS                 CL A           693315103   5,852  1,950,577 SH       DEFINED    N/A           1,950,577
BOWNE & CO INC               COM            103043105   3,654    207,600 SH       DEFINED    N/A             207,600
TIER TECHNOLOGIES INC        CL B           88650Q100   3,545    417,071 SH       DEFINED    N/A             417,071
RAMTRON INTL CORP            COM NEW        751907304   3,637    845,795 SH       DEFINED    N/A             845,795
EXPONENT INC                 COM            30214U102   2,825    104,469 SH       DEFINED    N/A             104,469
AMERICAN PHYSICIANS SVC GROU COM            028882108   2,943    146,766 SH       DEFINED    N/A             146,766
HAEMONETICS CORP             COM            405024100   2,564     40,678 SH       DEFINED    N/A              40,678
PROVIDENCE SVC CORP          COM            743815102   2,606     92,600 SH       DEFINED    N/A              92,600
REPUBLIC AWYS HLDGS INC      COM            760276105   2,545    129,929 SH       DEFINED    N/A             129,929
FUNDTECH LTD                 ORD            M47095100   2,354    176,200 SH       DEFINED    N/A             176,200
TRIUMPH GROUP INC NEW        COM            896818101   2,248     27,300 SH       DEFINED    N/A              27,300
LANDEC CORP                  COM            514766104   2,187    163,211 SH       DEFINED    N/A             163,211
TNS INC                      COM            872960109   1,933    108,900 SH       DEFINED    N/A             108,900
LINCOLN EDL SVCS CORP        COM            533535100   1,659    112,678 SH       DEFINED    N/A             112,678
NET 1 UEPS TECHNOLOGIES INC  COM NEW        64107N206   1,574     53,600 SH       DEFINED    N/A              53,600
WEATHERFORD INTERNATIONAL LT COM            G95089101   1,396     20,350 SH       DEFINED    N/A              20,350
TOTAL SYS SVCS INC           COM            891906109   1,260     45,000 SH       DEFINED    N/A              45,000
METAVANTE TECHNOLOGIES INC   COM            591407101   1,259     53,997 SH       DEFINED    N/A              53,997
BIRNER DENTAL MGMT SERVICES  COM NEW        091283200   1,190     55,500 SH       DEFINED    N/A              55,500
UNTIED STATES LIME & MINERAL COM            911922102     998     32,872 SH       DEFINED    N/A              32,872
MMC ENERGY INC               COM            55312Q208   1,061    303,215 SH       DEFINED    N/A             303,215
MANATRON INC                 COM            562048108   1,108    128,291 SH       DEFINED    N/A             128,291
CENTRAL SECS CORP            COM            155123102     950     35,400 SH       DEFINED    N/A              35,400
MARATHON ACQUISITION CORP    COM            565756103     955    122,700 SH       DEFINED    N/A             122,700
NORTH AMERN INS LEADERS INC  COM            65687M104     780    100,000 SH       DEFINED    N/A             100,000
GRANAHAN MCCOURT ACQ CORP    COM            385034103     779    100,000 SH       DEFINED    N/A             100,000
NTR ACQUISTION CO            COM            629415100     482     50,779 SH       DEFINED    N/A              50,779
POWERSHARES QQQ TRUST        UNIT SER 1     73935A104   8,650    168,877 SH       DEFINED    N/A             168,877
SELECT SECTOR SPDR TR        SBI INT-TECH   81369Y803   4,348    163,100 SH       DEFINED    N/A             163,100
NOBEL LEARNING CMNTYS INC    COM            654889104  25,621  1,768,213 SH       DEFINED    N/A           1,768,213
ATRICURE INC                 COM            04963C209  13,460  1,026,721 SH       DEFINED    N/A           1,026,721

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
          Column 1              Column 2    Column 3  Column 4      Column 5       Column 6  Column 7        Column 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                        Value   Shrs or  Sh/ Put/ Investment   Other     Voting Authority
       Name of Issuer        Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers Sole   Shared   Other
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ------
MASIMO CORP                  COM            574795100  66,469  1,684,890 SH       DEFINED    N/A           1,684,890
AMERICAN PUBLIC EDUCATION IN COM            02913V103  73,589  1,761,348 SH       DEFINED    N/A           1,761,348